Quarterly Holdings Report
for
Fidelity® CLO ETF
May 31, 2026
CLO-NPRT3-0726
1.9921390.100
Asset-Backed Securities - 82.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 7.1%
Brant Point CLO Ltd Series 2026-3A Class D2R, CME Term SOFR 3 month Index + 4.1%, 7.7299% 1/20/2039 (b)(c)(d)	500,000	493,798
Katayma Clo II Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(d)	250,000	250,315
Ocp CLO Aegis Ltd Series 2026-39A Class D1R, CME Term SOFR 3 month Index + 2.6%, 6.2795% 4/16/2038 (b)(c)(d)	500,000	500,478
OCP CLO Ltd Series 2026-31A Class D2R, CME Term SOFR 3 month Index + 3.6%, 7.2752% 4/20/2039 (b)(c)(d)	625,000	625,902
TOTAL BAILIWICK OF JERSEY		1,870,493
BERMUDA - 1.9%
RR Ltd Series 2026-25A Class C2R2, CME Term SOFR 3 month Index + 3.75%, 7.4231% 4/15/2041 (b)(c)(d)	500,000	495,112
GRAND CAYMAN (UK OVERSEAS TER) - 73.0%
Aimco Series 2026-27A Class D2, CME Term SOFR 3 month Index + 3.4%, 7.0812% 4/20/2039 (b)(c)(d)	500,000	500,380
Anchorage Capital CLO Ltd Series 2026-37A Class D, CME Term SOFR 3 month Index + 3.1%, 6.8079% 4/20/2039 (b)(c)(d)	625,000	626,930
Apidos Clo Xxxvi Series 2025-36A Class D2R, CME Term SOFR 3 month Index + 3.6%, 7.2752% 1/20/2039 (b)(c)(d)	250,000	247,409
Arini US CLO VI Ltd Series 2026-6A Class E, CME Term SOFR 3 month Index + 5.65%, 0% 7/15/2039 (b)(c)(d)(e)	500,000	500,173
Bain Capital Credit Clo Ltd Series 2025-4A Class DRR, CME Term SOFR 3 month Index + 2.9%, 6.5661% 4/23/2035 (b)(c)(d)	370,000	360,593
Benefit Str Partners CLO XXXIV Ltd / Benefit Str Partners CLO XXXIV Ltd Series 2024-34A Class D, CME Term SOFR 3 month Index + 3.75%, 7.4166% 7/25/2037 (b)(c)(d)	819,620	821,786
Bluemountain CLO XXII Ltd Series 2018-22A Class A1, CME Term SOFR 3 month Index + 1.3416%, 5.0147% 7/15/2031 (b)(c)(d)	50,969	51,011
Carlyle Us CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.49%, 5.1652% 7/20/2037 (b)(c)(d)	500,000	500,330
Carval Clo II Ltd / Carval Clo II LLC Series 2024-1A Class CR2, CME Term SOFR 3 month Index + 1.8%, 5.4752% 4/20/2032 (b)(c)(d)	250,000	250,255
Carval CLO III Ltd / Carval CLO III LLC Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 2.5%, 6.1752% 7/20/2032 (b)(c)(d)	600,000	596,191
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (b)(c)(d)	500,000	498,708
Cifc Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0004% 4/17/2035 (b)(c)(d)	500,000	500,449
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 4/15/2039 (b)(c)(d)	250,000	253,618
Elmwood CLO 25 Ltd Series 2026-1A Class DR, CME Term SOFR 3 month Index + 2.8%, 6.44% 4/17/2037 (b)(c)(d)	625,000	628,111
Elmwood CLO Ltd / Elmwood CLO LLC Series 2025-2A Class DR, CME Term SOFR 3 month Index + 3.15%, 6.8295% 4/16/2036 (b)(c)(d)	600,000	600,000
Fortress Credit BSL Ltd Series 2024-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2721% 10/20/2032 (b)(c)(d)	500,000	500,015
Fortress Credit BSL Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.85%, 5.5161% 4/23/2036 (b)(c)(d)	250,000	249,992
Galaxy CLO Ltd Series 2024-33A Class D1, CME Term SOFR 3 month Index + 3.55%, 7.2252% 4/20/2037 (b)(c)(d)	491,770	495,153
Galaxy CLO Ltd Series 2026-32A Class D1R, CME Term SOFR 3 month Index + 2.95%, 6.6252% 1/20/2039 (b)(c)(d)	625,000	628,324
Garnet Series 2025-4A Class E, CME Term SOFR 3 month Index + 5%, 8.6589% 1/20/2039 (b)(c)(d)	500,000	500,764
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 0% 7/20/2039 (b)(c)(d)(e)	150,000	150,035
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (b)(c)(d)	250,000	250,479
KKR CLO 20 Ltd / KKR CLO 20 LLC Series 2024-20 Class BR, CME Term SOFR 3 month Index + 1.55%, 5.2295% 10/16/2030 (b)(c)(d)	249,880	249,927
Kkr CLO Ltd Series 2025-25 Class AR2, CME Term SOFR 3 month Index + 0.95%, 4.6231% 7/15/2034 (b)(c)(d)	450,000	449,687
Magnetite XXI Ltd Series 2026-21AR Class DR2, CME Term SOFR 3 month Index + 2.4%, 2.4% 4/20/2034 (b)(c)(d)	500,000	500,000
Magnetite XXXIV Ltd Series 2025-34A Class D1R, CME Term SOFR 3 month Index + 2.55%, 6.2231% 1/15/2038 (b)(c)(d)	250,000	250,049
Midocean Credit Clo Xxii Series 2026-22A Class E, CME Term SOFR 3 month Index + 4.9%, 8.5692% 4/20/2039 (b)(c)(d)	625,000	620,721
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (b)(c)(d)	150,000	150,000
Obra CLO 4 Ltd Series 2026-4A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4294% 7/20/2039 (b)(c)(d)	500,000	498,412
Oha Loan Funding Ltd Series 2024-1A Class CR3, CME Term SOFR 3 month Index + 2.35%, 6.0161% 4/23/2037 (b)(c)(d)	485,000	485,851
Palmer Square Loan Funding Ltd Series 2026-1A Class D, CME Term SOFR 3 month Index + 5%, 8.6944% 7/15/2034 (b)(c)(d)	500,000	500,091
Pikes Peak CLO 6 / Pikes Peak CLO 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.1489% 5/18/2034 (b)(c)(d)	500,000	494,886
Pixley Park CLO Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 3.85%, 7.5231% 1/15/2037 (b)(c)(d)	250,000	237,858
Post CLO VIII Ltd Series 2026-1A, 5.25% 7/20/2039 (b)(c)(e)	500,000	500,018
Pstat Series 2026-1A Class DR, CME Term SOFR 3 month Index + 3.75%, 7.4231% 10/15/2032 (b)(c)(d)	750,000	752,885
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (b)	250,000	245,304
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (b)(c)(d)	500,000	501,286
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (b)	650,000	648,038
Signal Peak CLO Ltd Series 2024-11A Class D1, CME Term SOFR 3 month Index + 3.1%, 6.7752% 7/18/2037 (b)(c)(d)	500,000	501,227
Sixth Street CLO XV Ltd Series 2024-15A Class CR, CME Term SOFR 3 month Index + 2%, 5.6671% 10/24/2037 (b)(c)(d)	250,000	250,358
Trestles CLO X Ltd Series 2026-10A Class D1, CME Term SOFR 3 month Index + 2.65%, 6.3192% 4/20/2039 (b)(c)(d)	625,000	625,642
Trestles Clo X Ltd Series 2026-10A Class E, CME Term SOFR 3 month Index + 4.9%, 8.5692% 4/20/2039 (b)(c)(d)	500,000	490,151
Voya CLO Ltd Series 2026-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 8.1666% 4/15/2039 (b)(c)(d)	500,000	499,759
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		19,162,856
IRELAND - 0.9%
APL Finance DAC Series 2025-1A Class A, 4.81% 3/20/2036 (b)	244,364	243,011
TOTAL ASSET-BACKED SECURITIES (Cost $21,762,616)		21,771,472

Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class A1, 4.4621% 2/25/2046 (b)(c) (Cost $887,500)	887,500	887,245

Fixed-Income Funds - 2.0%
	Shares	Value ($)
Fidelity AAA CLO ETF (f) (Cost $550,040)	10,960	549,589

Money Market Funds - 16.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $4,404,707)	3.67	4,403,827	4,404,707

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $27,604,863)	27,613,013
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(1,344,152)
NET ASSETS - 100.0%	26,268,861

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,658,717 or 86.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	26,714,994	22,310,287	124,300	-	-	4,404,707	4,403,827	0.0%
Total	-	26,714,994	22,310,287	124,300	-	-	4,404,707

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity AAA CLO ETF	-	550,040	-	7,245	-	(451)	549,589	10,960
	-	550,040	-	7,245	-	(451)	549,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Asset-Backed Securities and Collateralized Mortgage Obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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